Distribution Date:	11/18/21	Morgan Stanley Bank of America Merrill Lynch Trust 2012-C6
Determination Date:	11/12/21
Next Distribution Date:	12/17/21
Record Date:	10/29/21	Commercial Mortgage Pass-Through Certificates
Series 2012-C6

Table of Contents			Contacts
Section	Pages	Role	Party and Contact Information
Certificate Distribution Detail	2	Depositor	Morgan Stanley Capital I Inc.
Certificate Factor Detail	3		General Information Number	(212) 761-4000	cmbs_notices@morganstanley.com
Certificate Interest Reconciliation Detail	4		1585 Broadway, | New York, NY 10036
		Master Servicer	Wells Fargo Bank, National Association
Exchangeable Certificate Detail	5
			Investor Relations		REAM_InvestorRelations@wellsfargo.com
Additional Information	6
			Three Wells Fargo, MAC D1050-084,401 S. Tryon Street, 8th Floor | Charlotte, NC 28202
Bond / Collateral Reconciliation - Cash Flows	7	Special Servicer	LNR Partners, Inc.
Bond / Collateral Reconciliation - Balances	8		Bonita Erbstein	(305) 695-5691	berbstein@lnrpartners.com
Current Mortgage Loan and Property Stratification	9-13		1601 Washington Avenue, | Miami Beach, FL 33139
Mortgage Loan Detail (Part 1)	14-15	Trust Advisor	Situs Holdings, LLC
Mortgage Loan Detail (Part 2)	16-17		Attn: Stacey Ciarlanti		SSNotices@situsamc.com
Principal Prepayment Detail	18		2 Embarcadero Center, 8th Floor | San Francisco, CA 94111
Historical Detail	19	Certificate Administrator	Computershare Trust Company, N.A. as agent for Wells Fargo
			Bank, N.A.
Delinquency Loan Detail	20		Corporate Trust Services (CMBS)		cts.cmbs.bond.admin@wellsfargo.com;
Collateral Stratification and Historical Detail	21				trustadministrationgroup@wellsfargo.com
			9062 Old Annapolis Road, | Columbia, MD 21045
Specially Serviced Loan Detail - Part 1	22
		Trustee	U.S. Bank National Association
Specially Serviced Loan Detail - Part 2	23		General Contact	(312) 332-7457
Modified Loan Detail	24		190 South LaSalle Street, 7th Floor, | Chicago, IL 60603
Historical Liquidated Loan Detail	25
Historical Bond / Collateral Loss Reconciliation Detail	26
Interest Shortfall Detail - Collateral Level	27
Supplemental Notes	28

This report is compiled by Computershare Trust Company, N.A. from information provided by third parties. Computershare Trust Company, N.A. has not independently confirmed the accuracy of the information.

Please visit www.ctslink.com for additional information and special notices. In addition, certificateholders may register online for email notification when special notices are posted. For information or assistance please call 866-846-4526.

© Copyright 2021 Computershare. All rights reserved. Confidential.	Page 1 of 28

				Certificate Distribution Detail

											Current	Original
		Pass-Through Rate		Beginning	Principal	Interest	Prepayment		Total		Credit	Credit
Class (3)	CUSIP	(2)	Original Balance	Balance	Distribution	Distribution	Penalties	Realized Losses	Distribution	Ending Balance	Support¹	Support¹
Regular Certificates
A-1	61761DAA0	0.664000%	67,000,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	30.00%
A-2	61761DAB8	1.868000%	236,000,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	30.00%
A-3	61761DAC6	2.506000%	72,000,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	30.00%
A-4	61761DAD4	2.858000%	411,447,000.00	290,787,763.76	1,174,763.71	692,559.52	0.00	0.00	1,867,323.23	289,613,000.05	53.78%	30.00%
AS	61761DAE2	3.476000%	98,306,000.00	98,306,000.00	0.00	284,759.71	0.00	0.00	284,759.71	98,306,000.00	38.10%	21.25%
B	61761DAF9	3.930000%	50,557,000.00	50,557,000.00	0.00	165,574.18	0.00	0.00	165,574.18	50,557,000.00	30.03%	16.75%
C	61761DAH5	4.536000%	43,536,000.00	43,536,000.00	0.00	164,566.08	0.00	0.00	164,566.08	43,536,000.00	23.08%	12.88%
D	61761DAQ5	4.750984%	21,065,000.00	21,065,000.00	0.00	83,399.56	0.00	0.00	83,399.56	21,065,000.00	19.72%	11.00%
E	61761DAS1	4.750984%	40,727,000.00	40,727,000.00	0.00	161,244.43	0.00	0.00	161,244.43	40,727,000.00	13.22%	7.38%
F	61761DAU6	4.750984%	9,831,000.00	9,831,000.00	0.00	38,922.44	0.00	0.00	38,922.44	9,831,000.00	11.65%	6.50%
G	61761DAW2	4.500000%	19,661,000.00	19,661,000.00	0.00	73,728.75	0.00	0.00	73,728.75	19,661,000.00	8.52%	4.75%
H	61761DAY8	4.500000%	12,639,000.00	12,639,000.00	0.00	47,396.25	0.00	0.00	47,396.25	12,639,000.00	6.50%	3.63%
J	61761DBA9	4.500000%	40,727,393.00	40,727,392.62	0.00	59,037.37	0.00	0.00	59,037.37	40,727,392.62	0.00%	0.00%
R	61761DBC5	0.000000%	1.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	0.00%
Regular SubTotal			1,123,496,394.00	627,837,156.38	1,174,763.71	1,771,188.29	0.00	0.00	2,945,952.00	626,662,392.67

Notional Certificates
X-A	61761DAJ1	1.736844%	884,753,000.00	389,093,763.76	0.00	563,162.59	0.00	0.00	563,162.59	387,919,000.05
X-B	61761DAL6	0.540593%	94,093,000.00	94,093,000.00	0.00	42,388.35	0.00	0.00	42,388.35	94,093,000.00
X-C	61761DAN2	0.126710%	144,650,393.00	144,650,392.62	0.00	15,273.91	0.00	0.00	15,273.91	144,650,392.62
Notional SubTotal			1,123,496,393.00	627,837,156.38	0.00	620,824.85	0.00	0.00	620,824.85	626,662,392.67

Deal Distribution Total					1,174,763.71	2,392,013.14	0.00	0.00	3,566,776.85

(1) Calculated by taking (A) the sum of the ending certificate balance of all classes in a series less (B) the sum of (i) the ending certificate balance of the designated class and (ii) the ending certificate balance of all classes which are not subordinate to the designated class and dividing the result by (A).

(2) Pass-Through Rates with respect to any Class of Certificates on next month's Payment Date is expected to be the same as the current respective Pass-Through Rate, subject to any modifications on the underlying loans, any change in certificate or pool balance, any change in the underlying index (if and as applicable), and any other matters provided in the governing documents.

(3) The balances of the Class A-S, Class B, Class C certificates represent the balance of their respective Regular Interest, as detailed in the Pooling and Servicing Agreement. A portion of these classes may be exchanged and held in Class PEX. For details on the current status and payments of Class PEX, see page 4.

© Copyright 2021 Computershare. All rights reserved. Confidential.												Page 2 of 28

				Certificate Factor Detail
						Cumulative
					Interest Shortfalls	Interest
Class	CUSIP	Beginning Balance	Principal Distribution	Interest Distribution	/ (Paybacks)	Shortfalls	Prepayment Penalties	Losses	Total Distribution	Ending Balance
Regular Certificates
A-1	61761DAA0	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-2	61761DAB8	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-3	61761DAC6	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-4	61761DAD4	706.74415845	2.85520057	1.68322899	0.00000000	0.00000000	0.00000000	0.00000000	4.53842957	703.88895787
AS	61761DAE2	1,000.00000000	0.00000000	2.89666663	0.00000000	0.00000000	0.00000000	0.00000000	2.89666663	1,000.00000000
B	61761DAF9	1,000.00000000	0.00000000	3.27500010	0.00000000	0.00000000	0.00000000	0.00000000	3.27500010	1,000.00000000
C	61761DAH5	1,000.00000000	0.00000000	3.78000000	0.00000000	0.00000000	0.00000000	0.00000000	3.78000000	1,000.00000000
D	61761DAQ5	1,000.00000000	0.00000000	3.95915310	0.00000000	0.00000000	0.00000000	0.00000000	3.95915310	1,000.00000000
E	61761DAS1	1,000.00000000	0.00000000	3.95915314	0.00000000	0.00000000	0.00000000	0.00000000	3.95915314	1,000.00000000
F	61761DAU6	1,000.00000000	0.00000000	3.95915370	0.00000000	0.00000000	0.00000000	0.00000000	3.95915370	1,000.00000000
G	61761DAW2	1,000.00000000	0.00000000	3.75000000	0.00000000	0.00000000	0.00000000	0.00000000	3.75000000	1,000.00000000
H	61761DAY8	1,000.00000000	0.00000000	3.75000000	0.00000000	0.00000000	0.00000000	0.00000000	3.75000000	1,000.00000000
J	61761DBA9	999.99999067	0.00000000	1.44957400	2.30042615	21.86477465	0.00000000	0.00000000	1.44957400	999.99999067
R	61761DBC5	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000

Notional Certificates
X-A	61761DAJ1	439.77671029	0.00000000	0.63651956	0.00000000	0.00000000	0.00000000	0.00000000	0.63651956	438.44892309
X-B	61761DAL6	1,000.00000000	0.00000000	0.45049419	0.00000000	0.00000000	0.00000000	0.00000000	0.45049419	1,000.00000000
X-C	61761DAN2	999.99999737	0.00000000	0.10559190	0.00000000	0.00000000	0.00000000	0.00000000	0.10559190	999.99999737

© Copyright 2021 Computershare. All rights reserved. Confidential.										Page 3 of 28

				Certificate Interest Reconciliation Detail

									Additional
				Accrued	Net Aggregate	Distributable	Interest		Interest
		Accrual	Prior Interest	Certificate	Prepayment	Certificate	Shortfalls /	Payback of Prior	Distribution	Interest	Cumulative
Class	Accrual Period	Days	Shortfalls	Interest	Interest Shortfall	Interest	(Paybacks)	Realized Losses	Amount	Distribution	Interest Shortfalls
A-1	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-2	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-3	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-4	10/01/21 - 10/30/21	30	0.00	692,559.52	0.00	692,559.52	0.00	0.00	0.00	692,559.52	0.00
AS	10/01/21 - 10/30/21	30	0.00	284,759.71	0.00	284,759.71	0.00	0.00	0.00	284,759.71	0.00
X-A	10/01/21 - 10/30/21	30	0.00	563,162.59	0.00	563,162.59	0.00	0.00	0.00	563,162.59	0.00
X-B	10/01/21 - 10/30/21	30	0.00	42,388.35	0.00	42,388.35	0.00	0.00	0.00	42,388.35	0.00
X-C	10/01/21 - 10/30/21	30	0.00	15,273.91	0.00	15,273.91	0.00	0.00	0.00	15,273.91	0.00
B	10/01/21 - 10/30/21	30	0.00	165,574.18	0.00	165,574.18	0.00	0.00	0.00	165,574.18	0.00
C	10/01/21 - 10/30/21	30	0.00	164,566.08	0.00	164,566.08	0.00	0.00	0.00	164,566.08	0.00
D	10/01/21 - 10/30/21	30	0.00	83,399.56	0.00	83,399.56	0.00	0.00	0.00	83,399.56	0.00
E	10/01/21 - 10/30/21	30	0.00	161,244.43	0.00	161,244.43	0.00	0.00	0.00	161,244.43	0.00
F	10/01/21 - 10/30/21	30	0.00	38,922.44	0.00	38,922.44	0.00	0.00	0.00	38,922.44	0.00
G	10/01/21 - 10/30/21	30	0.00	73,728.75	0.00	73,728.75	0.00	0.00	0.00	73,728.75	0.00
H	10/01/21 - 10/30/21	30	0.00	47,396.25	0.00	47,396.25	0.00	0.00	0.00	47,396.25	0.00
J	10/01/21 - 10/30/21	30	796,804.91	152,727.72	0.00	152,727.72	93,690.36	0.00	0.00	59,037.37	890,495.27
Totals			796,804.91	2,485,703.49	0.00	2,485,703.49	93,690.36	0.00	0.00	2,392,013.14	890,495.27

© Copyright 2021 Computershare. All rights reserved. Confidential.												Page 4 of 28

				Exchangeable Certificate Detail
		Pass-Through					Prepayment
Class	CUSIP	Rate	Original Balance	Beginning Balance Principal Distribution Interest Distribution			Penalties	Losses	Total Distribution	Ending Balance
Regular Interest
A-S (Cert)	61761DAE2	3.476000%	98,306,000.00	98,306,000.00	0.00	284,759.71	0.00	0.00	284,759.71	98,306,000.00
AS (PST)	NA	N/A	98,306,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
B (Cert)	61761DAF9	3.930000%	50,557,000.00	50,557,000.00	0.00	165,574.18	0.00	0.00	165,574.18	50,557,000.00
B (PST)	NA	N/A	50,557,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
C (Cert)	61761DAH5	4.536000%	43,536,000.00	43,536,000.00	0.00	164,566.08	0.00	0.00	164,566.08	43,536,000.00
C (PST)	NA	N/A	43,536,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Regular Interest Total			384,798,000.00	192,399,000.00	0.00	614,899.97	0.00	0.00	614,899.97	192,399,000.00

Exchangeable Certificate Details
PST	61761DAG7	N/A	192,399,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Exchangeable Certificates Total			192,399,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00

© Copyright 2021 Computershare. All rights reserved. Confidential.										Page 5 of 28

	Additional Information
Total Available Distribution Amount (1)	3,566,776.85
(1) The Available Distribution Amount includes any Prepayment Premiums.

© Copyright 2021 Computershare. All rights reserved. Confidential.		Page 6 of 28

Bond / Collateral Reconciliation - Cash Flows

Total Funds Collected		Total Funds Distributed
Interest		Fees
Interest Paid or Advanced	2,500,551.18	Master Servicing Fee	11,901.20
Interest Reductions due to Nonrecoverability Determination	0.00	Certificate Administrator Fee	2,027.39
Interest Adjustments	0.00	Trustee Fee	243.29
Deferred Interest	0.00	Trust Advisor Fee	675.80
ARD Interest	0.00	Insurer Fee	0.00
Net Prepayment Interest Excess / (Shortfall)	0.00
Extension Interest	0.00
Interest Reserve Withdrawal	0.00
Total Interest Collected	2,500,551.18
		Total Fees	14,847.67

Principal		Expenses/Reimbursements
Scheduled Principal	1,174,763.71	Reimbursement for Interest on Advances	0.00
Unscheduled Principal Collections		ASER Amount	80,168.02
Principal Prepayments	0.00	Special Servicing Fees (Monthly)	10,444.10
Collection of Principal after Maturity Date	0.00	Special Servicing Fees (Liquidation)	0.00
Recoveries From Liquidations and Insurance Proceeds	0.00	Special Servicing Fees (Work Out)	3,078.24
Excess of Prior Principal Amounts Paid	0.00	Legal Fees	0.00
Curtailments	0.00	Rating Agency Expenses	0.00
Negative Amortization	0.00	Taxes Imposed on Trust Fund	0.00
Principal Adjustments	0.00	Non-Recoverable Advances	0.00
		Workout Delayed Reimbursement Amounts	0.00
		Other Expenses	0.00
Total Principal Collected	1,174,763.71	Total Expenses/Reimbursements	93,690.36

		Interest Reserve Deposit	0.00

Other		Payments to Certificateholders and Others
Prepayment Penalties / Yield Maintenance	0.00	Interest Distribution	2,392,013.14
Excess Liquidation Proceeds	0.00	Principal Distribution	1,174,763.71
Borrower Option Extension Fees	0.00	Prepayment Penalties / Yield Maintenance	0.00
Net SWAP Counterparty Payments Received	0.00	Net SWAP Counterparty Payments Paid	0.00
Total Other Collected	0.00	Total Payments to Certificateholders and Others	3,566,776.85
Total Funds Collected	3,675,314.89	Total Funds Distributed	3,675,314.88

© Copyright 2021 Computershare. All rights reserved. Confidential.			Page 7 of 28

	Bond / Collateral Reconciliation - Balances

	Collateral Reconciliation		Certificate Reconciliation
		Total		Total
Beginning Scheduled Collateral Balance	627,837,157.46	627,837,157.46	Beginning Certificate Balance	627,837,156.38
(-) Scheduled Principal Collections	1,174,763.71	1,174,763.71	(-) Principal Distributions	1,174,763.71
(-) Unscheduled Principal Collections	0.00	0.00	(-) Realized Losses	0.00
(-) Principal Adjustments (Cash)	0.00	0.00	Realized Loss and Realized Loss Adjustments on Collateral	0.00
(-) Principal Adjustments (Non-Cash)	0.00	0.00	Current Period NRA¹	0.00
(-) Realized Losses from Collateral	0.00	0.00	Current Period WODRA¹	0.00
(-) Other Adjustments²	0.00	0.00	Principal Used to Pay Interest	0.00
			Non-Cash Principal Adjustments	0.00
Ending Scheduled Collateral Balance	626,662,393.75	626,662,393.75	Certificate Other Adjustments**	0.00
Beginning Actual Collateral Balance	629,133,939.08	629,133,939.08	Ending Certificate Balance	626,662,392.67
Ending Actual Collateral Balance	628,056,443.94	628,056,443.94

	NRA/WODRA Reconciliation		Under / Over Collateralization Reconciliation
	Non-Recoverable Advances (NRA) from	Workout Delayed Reimbursement of Advances
	Principal	(WODRA) from Principal	Beginning UC / (OC)	(1.08)
Beginning Cumulative Advances	0.00	0.00	UC / (OC) Change	0.00
Current Period Advances	0.00	0.00	Ending UC / (OC)	(1.08)
Ending Cumulative Advances	0.00	0.00	Net WAC Rate	4.75%
			UC / (OC) Interest	0.00

(1) Current Period NRA and WODRA displayed will represent the portion applied as Realized Losses to the bonds.

(2) Other Adjustments value will represent miscellaneous items that may impact the Scheduled Balance of the collateral.

** A negative value for Certificate Other Adjustments represents the payback of prior Principal Shortfalls, if any.

© Copyright 2021 Computershare. All rights reserved. Confidential.				Page 8 of 28

			Current Mortgage Loan and Property Stratification

		Scheduled Balance							Debt Service Coverage Ratio¹
Scheduled	# Of	Scheduled	% Of			Weighted Avg	Debt Service Coverage	# Of	Scheduled	% Of			Weighted Avg
				WAM²	WAC						WAM²	WAC
Balance	Loans	Balance	Agg. Bal.			DSCR¹	Ratio	Loans	Balance	Agg. Bal.			DSCR¹
Defeased	10	162,445,216.40	25.92%	10	4.5929	NAP	Defeased	10	162,445,216.40	25.92%	10	4.5929	NAP
10,000,000 or less	19	112,399,310.06	17.94%	10	4.9490	1.364937	1.10 or less	7	81,794,453.28	13.05%	9	4.8353	0.444045
10,000,001 to 20,000,000	6	82,054,023.26	13.09%	10	4.9368	2.247741	1.11-1.30	4	34,284,533.81	5.47%	9	5.1885	1.173098
20,000,001 to 30,000,000	2	47,261,360.32	7.54%	9	4.8170	0.796015	1.31-1.40	3	46,250,360.39	7.38%	9	4.4694	1.376366
30,000,001 to 40,000,000	1	39,307,529.80	6.27%	9	4.4000	1.373700	1.41-1.50	1	4,602,555.12	0.73%	10	5.1600	1.468500
40,000,001 to 50,000,000	0	0.00	0.00%	0	0.0000	0.000000	1.51-1.60	1	58,194,953.91	9.29%	8	4.1930	1.566900
50,000,001 to 60,000,000	1	58,194,953.91	9.29%	8	4.1930	1.566900	1.61-1.70	2	13,502,388.88	2.15%	10	4.7088	1.674997
60,000,001 to 70,000,000	0	0.00	0.00%	0	0.0000	0.000000	1.71-1.80	2	8,073,152.48	1.29%	8	4.8667	1.772097
70,000,001 to 80,000,000	0	0.00	0.00%	0	0.0000	0.000000	1.81-1.90	1	125,000,000.00	19.95%	10	4.3700	1.828100
80,000,001 or greater	1	125,000,000.00	19.95%	10	4.3700	1.828100	1.91-2.00	4	39,335,363.06	6.28%	10	4.8687	1.968117
Totals	40	626,662,393.75	100.00%	10	4.6250	1.574920	2.01-2.10	1	8,610,597.14	1.37%	9	4.9000	2.088200
							2.11-2.20	0	0.00	0.00%	0	0.0000	0.000000
							2.21 or greater	4	44,568,819.28	7.11%	10	4.9708	3.369972
							Totals	40	626,662,393.75	100.00%	10	4.6250	1.574920
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure.

(4)	Note: There are no Hyper-Amortization Loans included in the Mortgage Pool.

© Copyright 2021 Computershare. All rights reserved. Confidential.													Page 9 of 28

			Current Mortgage Loan and Property Stratification

			State³
									Property Type³
	# Of	Scheduled	% Of			Weighted Avg
State				WAM²	WAC			# Of	Scheduled	% Of			Weighted Avg
	Properties	Balance	Agg. Bal.			DSCR¹	Property Type				WAM²	WAC
								Properties	Balance	Agg. Bal.			DSCR¹
Defeased	12	162,445,216.40	25.92%	10	4.5929	NAP
							Defeased	12	162,445,216.40	25.92%	10	4.5929	NAP
California	13	104,931,407.54	16.74%	10	4.8881	2.037512
							Industrial	1	4,963,646.78	0.79%	11	4.8100	1.677400
Colorado	1	4,963,646.78	0.79%	11	4.8100	1.677400
							Lodging	8	67,490,157.21	10.77%	10	5.0960	1.947683
Georgia	1	6,046,461.28	0.96%	10	4.7650	1.135600
							Office	5	73,710,759.83	11.76%	9	4.7889	1.157184
Illinois	1	21,364,076.99	3.41%	10	4.6800	1.025500
							Retail	17	318,052,613.59	50.75%	9	4.5006	1.647833
Kentucky	1	58,194,953.91	9.29%	8	4.1930	1.566900
							Totals	43	626,662,393.75	100.00%	10	4.6250	1.574920
Michigan	1	10,721,001.23	1.71%	8	4.3700	0.714600
Minnesota	1	6,545,796.28	1.04%	9	4.9500	1.262600
Mississippi	1	8,610,597.14	1.37%	9	4.9000	2.088200
New Jersey	1	39,307,529.80	6.27%	9	4.4000	1.373700
New York	3	168,321,311.85	26.86%	10	4.5680	1.571310
North Carolina	1	4,350,133.91	0.69%	10	4.8400	1.381600
Oregon	1	2,592,696.68	0.41%	9	4.9000	1.408000
Pennsylvania	1	3,585,690.53	0.57%	11	5.0500	0.843300
Texas	2	12,145,168.04	1.94%	10	4.9985	1.749830
Virginia	1	4,268,247.73	0.68%	10	5.0870	1.131000
Washington, DC	1	8,268,457.72	1.32%	11	5.4500	1.926800
Totals	43	626,662,393.75	100.00%	10	4.6250	1.574920

Note: Please refer to footnotes on the next page of the report.

© Copyright 2021 Computershare. All rights reserved. Confidential.													Page 10 of 28

				Current Mortgage Loan and Property Stratification

			Note Rate							Seasoning
		# Of	Scheduled	% Of			Weighted Avg		# Of	Scheduled	% Of			Weighted Avg
	Note Rate				WAM²	WAC		Seasoning				WAM²	WAC
		Loans	Balance	Agg. Bal.			DSCR¹		Loans	Balance	Agg. Bal.			DSCR¹
	Defeased	10	162,445,216.40	25.92%	10	4.5929	NAP	Defeased	10	162,445,216.40	25.92%	10	4.5929	NAP
	4.500% or less	4	233,223,484.94	37.22%	9	4.3309	1.635153	12 months or less	0	0.00	0.00%	0	0.0000	0.000000
	4.501% to 5.000%	17	146,395,805.34	23.36%	9	4.7901	1.483253	13 to 24 months	0	0.00	0.00%	0	0.0000	0.000000
	5.001% or greater	9	84,597,887.07	13.50%	10	5.2119	1.781032	25 to 36 months	0	0.00	0.00%	0	0.0000	0.000000
	Totals	40	626,662,393.75	100.00%	10	4.6250	1.574920	37 to 48 months	0	0.00	0.00%	0	0.0000	0.000000
								49 months or greater	30	464,217,177.35	74.08%	9	4.6363	1.613835
								Totals	40	626,662,393.75	100.00%	10	4.6250	1.574920
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure.

(4)	Note: There are no Hyper-Amortization Loans included in the Mortgage Pool.

© Copyright 2021 Computershare. All rights reserved. Confidential.														Page 11 of 28

				Current Mortgage Loan and Property Stratification

		Anticipated Remaining Term (ARD and Balloon Loans)							Remaining Amortization Term (ARD and Balloon Loans)
	Anticipated	# Of	Scheduled	% Of			Weighted Avg	Remaining	# Of	Scheduled	% Of			Weighted Avg
					WAM²	WAC						WAM²	WAC
	Remaining Term	Loans	Balance	Agg. Bal.			DSCR¹	Amortization Term	Loans	Balance	Agg. Bal.			DSCR¹
	Defeased	10	162,445,216.40	25.92%	10	4.5929	NAP	Defeased	10	162,445,216.40	25.92%	10	4.5929	NAP
	60 months or less	30	464,217,177.35	74.08%	9	4.6363	1.613835	Interest Only	1	125,000,000.00	19.95%	10	4.3700	1.828100
	61 months or greater	0	0.00	0.00%	0	0.0000	0.000000	300 months or less	29	339,217,177.35	54.13%	9	4.7344	1.534879
	Totals	40	626,662,393.75	100.00%	10	4.6250	1.574920	301-350 months	0	0.00	0.00%	0	0.0000	0.000000
								350 months or greater	0	0.00	0.00%	0	0.0000	0.000000
								Totals	40	626,662,393.75	100.00%	10	4.6250	1.574920
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure.

(4)	Note: There are no Hyper-Amortization Loans included in the Mortgage Pool.

© Copyright 2021 Computershare. All rights reserved. Confidential.														Page 12 of 28

				Current Mortgage Loan and Property Stratification

			Age of Most Recent NOI						Remaining Stated Term (Fully Amortizing Loans)
	Age of Most	# Of	Scheduled	% Of			Weighted Avg	Age of Most	# Of	Scheduled	% Of	Weighted Avg
					WAM²	WAC					WAM²	WAC
	Recent NOI	Loans	Balance	Agg. Bal.			DSCR¹	Recent NOI	Loans	Balance	Agg. Bal.	DSCR¹
	Defeased	10	162,445,216.40	25.92%	10	4.5929	NAP				None
Underwriter's Information		0	0.00	0.00%	0	0.0000	0.000000
	12 months or less	26	412,742,201.80	65.86%	9	4.5935	1.633619
	13 months to 24 months	4	51,474,975.55	8.21%	10	4.9792	1.455201
	25 months or greater	0	0.00	0.00%	0	0.0000	0.000000
	Totals	40	626,662,393.75	100.00%	10	4.6250	1.574920
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure.

(4)	Note: There are no Hyper-Amortization Loans included in the Mortgage Pool.

© Copyright 2021 Computershare. All rights reserved. Confidential.												Page 13 of 28

					Mortgage Loan Detail (Part 1)

		Prop									Original Adjusted		Beginning	Ending	Paid
		Type			Interest		Scheduled	Scheduled	Principal	Anticipated Maturity Maturity			Scheduled	Scheduled	Through
Pros ID	Loan ID	(1)	City	State Accrual Type Gross Rate			Interest	Principal	Adjustments Repay Date Date			Date	Balance	Balance	Date
1	1238584	RT	New York	NY	Actual/360	4.370%	470,381.94	0.00	0.00	N/A	09/06/22	--	125,000,000.00	125,000,000.00	11/06/21
4	1238684	RT	Bowling Green	KY	Actual/360	4.193%	210,472.46	97,351.02	0.00	N/A	07/05/22	--	58,292,304.93	58,194,953.91	11/05/21
5	487100005	RT	Vineland	NJ	Actual/360	4.400%	149,449.58	136,639.71	0.00	N/A	08/01/22	--	39,444,169.51	39,307,529.80	11/01/21
6	1137142	OF	Houston	TX	Actual/360	4.530%	162,373.86	91,860.84	0.00	N/A	10/01/22	--	41,625,428.86	41,533,568.02	11/01/21
8	1238825	OF	New York	NY	Actual/360	4.830%	143,962.04	73,474.29	0.00	N/A	09/01/22	--	34,613,192.24	34,539,717.95	11/01/21
9	1238527	OF	New Orleans	LA	Actual/360	4.230%	135,561.64	60,746.26	0.00	N/A	07/01/22	--	37,216,647.39	37,155,901.13	11/01/21
10	1238822	OF	New York	NY	Actual/360	4.930%	110,174.30	54,916.72	0.00	N/A	07/10/22	--	25,952,200.05	25,897,283.33	11/10/21
12	487100012	LO	Pismo Beach	CA	Actual/360	5.040%	85,305.69	62,598.88	0.00	N/A	10/01/22	--	19,655,688.03	19,593,089.15	11/01/21
13	487100013	OF	Chicago	IL	Actual/360	4.680%	86,270.88	43,088.22	0.00	N/A	09/01/22	--	21,407,165.21	21,364,076.99	03/01/21
15	1238908	RT	New York	NY	Actual/360	5.450%	81,930.67	33,823.79	0.00	08/10/22	12/31/23	--	17,457,852.31	17,424,028.52	04/10/20
18	487100018	OF	San Diego	CA	Actual/360	4.650%	53,404.37	29,097.52	0.00	N/A	09/01/22	--	13,337,199.81	13,308,102.29	11/01/21
19	1238615	OF	Pasadena	CA	Actual/360	4.550%	51,871.94	29,673.74	0.00	N/A	07/10/22	--	13,239,203.92	13,209,530.18	11/10/21
22	487100022	RT	Southfield	MI	Actual/360	4.370%	40,485.49	37,672.83	0.00	N/A	07/10/22	--	10,758,674.06	10,721,001.23	11/10/21
23	487100023	LO	El Centro	CA	Actual/360	5.100%	47,544.79	34,525.13	0.00	N/A	09/01/22	--	10,826,137.07	10,791,611.94	11/01/21
27	487100027	IN	Lawrence	KS	Actual/360	4.637%	45,121.94	24,538.34	0.00	N/A	10/01/22	--	11,300,340.17	11,275,801.83	11/01/21
28	487100003	RT	Palmdale	CA	Actual/360	4.660%	41,084.20	22,154.75	0.00	N/A	10/01/22	--	10,238,344.88	10,216,190.13	11/01/21
29	487100029	LO	Washington	DC	Actual/360	5.450%	39,010.28	43,882.75	0.00	N/A	10/01/22	--	8,312,340.47	8,268,457.72	11/01/21
30	1238792	LO	San Francisco	CA	Actual/360	5.200%	43,625.18	19,522.57	0.00	N/A	09/01/22	--	9,742,595.24	9,723,072.67	11/01/21
31	1239035	RT	San Francisco	CA	Actual/360	4.870%	40,466.26	20,357.79	0.00	N/A	09/10/22	--	9,649,502.21	9,629,144.42	03/10/20
33	487100033	LO	DIberville	MS	Actual/360	4.900%	36,451.65	28,371.55	0.00	N/A	08/01/22	--	8,638,968.69	8,610,597.14	11/01/21
37	1238493	OF	Beverly Hills	CA	Actual/360	4.650%	34,259.83	17,303.85	0.00	N/A	09/01/22	--	8,556,045.95	8,538,742.10	11/01/21
38	1238263	RT	Pearland	TX	Actual/360	4.900%	31,892.61	15,872.79	0.00	N/A	09/10/22	--	7,558,485.71	7,542,612.92	11/10/21
39	1238789	SS	Novato	CA	Actual/360	5.150%	32,899.33	14,877.96	0.00	N/A	10/01/22	--	7,418,576.95	7,403,698.99	11/01/21
40	1238682	RT	Brainerd	MN	Actual/360	4.950%	27,992.89	21,449.96	0.00	N/A	08/10/22	--	6,567,246.24	6,545,796.28	11/10/21
41	487100041	RT	Marietta	GA	Actual/360	4.765%	24,892.17	20,072.54	0.00	N/A	09/01/22	--	6,066,533.82	6,046,461.28	11/01/21
42	1238790	LO	San Francisco	CA	Actual/360	5.200%	28,451.20	12,732.12	0.00	N/A	09/01/22	--	6,353,865.81	6,341,133.69	11/01/21
45	487100045	RT	Wildomar	CA	Actual/360	4.950%	21,423.45	10,602.75	0.00	N/A	07/10/22	--	5,026,029.61	5,015,426.86	11/10/21
46	487100046	IN	Westminster	CO	Actual/360	4.810%	20,602.72	10,519.53	0.00	N/A	10/01/22	--	4,974,166.31	4,963,646.78	11/01/21

© Copyright 2021 Computershare. All rights reserved. Confidential.																Page 14 of 28

					Mortgage Loan Detail (Part 1)

		Prop									Original Adjusted		Beginning	Ending	Paid
		Type			Interest		Scheduled	Scheduled	Principal	Anticipated Maturity Maturity			Scheduled	Scheduled	Through
Pros ID	Loan ID	(1)	City	State Accrual Type Gross Rate			Interest	Principal	Adjustments Repay Date Date			Date	Balance	Balance	Date
47	1238791	LO	Los Angeles	CA	Actual/360	5.200%	21,622.91	9,676.41	0.00	N/A	09/01/22	--	4,828,938.44	4,819,262.03	11/01/21
48	487100048	RT	North Chesterfield	VA	Actual/360	5.087%	18,756.84	13,675.01	0.00	N/A	09/01/22	--	4,281,922.74	4,268,247.73	11/01/21
49	487100049	RT	Sacramento	CA	Actual/360	4.580%	18,004.24	10,125.50	0.00	N/A	08/01/22	--	4,565,099.27	4,554,973.77	11/01/21
50	487100050	OF	Houston	TX	Actual/360	5.160%	20,492.01	9,300.01	0.00	N/A	09/01/22	--	4,611,855.13	4,602,555.12	11/01/21
51	487100051	LO	Belmont	CA	Actual/360	4.650%	16,722.55	14,092.64	0.00	N/A	08/01/22	--	4,176,287.48	4,162,194.84	11/01/21
53	1238588	RT	Charlotte	NC	Actual/360	4.840%	18,168.90	9,239.56	0.00	N/A	09/01/22	--	4,359,373.47	4,350,133.91	11/01/21
54	487100054	RT	Yakima	WA	Actual/360	4.850%	19,883.87	7,028.41	0.00	N/A	07/10/22	--	4,761,020.90	4,753,992.49	11/10/21
56	487100056	RT	Hudson	WI	Actual/360	4.600%	16,832.16	6,544.42	0.00	N/A	08/10/22	--	4,249,352.92	4,242,808.50	11/10/21
57	487100057	RT	Conewango	PA	Actual/360	5.050%	15,624.61	7,320.36	0.00	N/A	10/01/22	--	3,593,010.89	3,585,690.53	11/01/21
58	487100058	RT	Charlottesville	VA	Actual/360	4.500%	13,635.48	7,898.65	0.00	N/A	08/01/22	--	3,518,833.93	3,510,935.28	11/01/21
60	487100060	RT	Los Angeles	CA	Actual/360	4.730%	12,481.35	6,644.91	0.00	N/A	08/01/22	--	3,064,370.53	3,057,725.62	11/01/21
61	1238567	RT	Portland	OR	Actual/360	4.900%	10,962.90	5,489.63	0.00	N/A	08/01/22	--	2,598,186.31	2,592,696.68	11/01/21
Totals							2,500,551.18	1,174,763.71	0.00				627,837,157.46	626,662,393.75

© Copyright 2021 Computershare. All rights reserved. Confidential.																Page 15 of 28

					Mortgage Loan Detail (Part 2)

			Most Recent Most Recent Appraisal							Cumulative	Current
	Most Recent	Most Recent	NOI Start	NOI End	Reduction	Appraisal	Cumulative	Current P&I	Cumulative P&I	Servicer	NRA/WODRA
Pros ID	Fiscal NOI	NOI	Date	Date	Date	Reduction Amount	ASER	Advances	Advances	Advances	from Principal	Defease Status
1	10,517,143.20	7,698,400.20	01/01/21	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
4	7,274,099.20	3,180,961.00	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
5	5,681,462.76	2,633,019.38	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
6	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
8	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
9	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
10	1,824,916.08	718,681.04	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
12	3,668,240.07	7,362,414.07	10/01/20	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
13	2,626,722.00	1,568,491.25	01/01/20	09/30/20	07/12/21	1,621,200.29	32,107.88	122,407.48	999,830.30	837,922.45	0.00
15	1,636,322.00	0.00	--	--	08/11/21	15,753,876.54	634,433.23	41,728.16	1,559,186.77	1,357,969.51	0.00
18	2,152,076.92	1,069,462.47	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
19	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
22	1,803,909.00	198,372.00	01/01/21	03/31/21	--	0.00	0.00	0.00	0.00	0.00	0.00
23	3,301,057.40	924,183.85	01/01/21	03/31/21	--	0.00	0.00	0.00	0.00	0.00	0.00
27	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
28	1,635,605.92	790,419.46	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
29	2,129,313.94	2,057,968.94	07/01/20	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
30	0.00	(369,573.86)	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
31	1,962,459.00	530,470.00	01/01/20	03/31/20	11/12/20	0.00	0.00	60,622.97	1,213,144.86	284,082.57	0.00
33	1,065,467.14	1,804,250.14	10/01/20	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
37	1,116,029.00	565,206.00	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
38	1,060,356.51	597,046.26	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
39	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
40	436,957.00	454,852.00	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
41	705,534.65	486,404.40	01/01/21	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
42	0.00	33,210.05	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
45	0.00	361,560.00	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
46	500,415.00	349,782.00	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00

© Copyright 2021 Computershare. All rights reserved. Confidential.													Page 16 of 28

					Mortgage Loan Detail (Part 2)

			Most Recent Most Recent Appraisal							Cumulative	Current
	Most Recent	Most Recent	NOI Start	NOI End	Reduction	Appraisal	Cumulative	Current P&I	Cumulative P&I	Servicer	NRA/WODRA
Pros ID	Fiscal NOI	NOI	Date	Date	Date	Reduction Amount	ASER	Advances	Advances	Advances	from Principal	Defease Status
47	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
48	824,118.04	369,109.05	01/01/21	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
49	1,043,694.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
50	607,390.72	342,330.36	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
51	135,239.00	(150,047.00)	07/01/20	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
53	456,870.00	228,435.00	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
54	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
56	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
57	194,848.73	140,271.86	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
58	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
60	439,563.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
61	249,350.20	227,707.65	01/01/21	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
Totals	55,049,160.48	34,173,387.57				17,375,076.83	666,541.11	224,758.60	3,772,161.93	2,479,974.53	0.00

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Principal Prepayment Detail
			Unscheduled Principal	Prepayment Penalties
Pros ID	Loan Number	Amount	Prepayment / Liquidation Code	Prepayment Premium Amount	Yield Maintenance Amount
No principal prepayments this period
Note: Principal Prepayment Amount listed here may include Principal Adjustment Amounts on the loan in addition to the Unscheduled Principal Amount.

© Copyright 2021 Computershare. All rights reserved. Confidential.					Page 18 of 28

								Historical Detail

						Delinquencies¹								Prepayments			Rate and Maturities
		30-59 Days		60-89 Days		90 Days or More		Foreclosure		REO		Modifications		Curtailments		Payoff	Next Weighted Avg.
Distribution
	#	Balance	#	Balance	#	Balance	#	Balance	#	Balance	#	Balance	#	Amount	#	Amount	Coupon	Remit	WAM¹
Date
11/18/21	0	0.00	0	0.00	3	48,417,249.93	0	0.00	1	21,364,076.99	0	0.00	0	0.00	0	0.00	4.625016%	4.578239%	10
10/18/21	0	0.00	0	0.00	3	48,514,519.73	0	0.00	1	21,407,165.21	0	0.00	0	0.00	1	4,130,619.77	4.625190%	4.578408%	11
09/17/21	0	0.00	0	0.00	3	48,618,090.11	0	0.00	0	0.00	0	0.00	0	0.00	1	9,491,133.26	4.628608%	4.581962%	12
08/17/21	0	0.00	0	0.00	3	48,714,500.87	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.630571%	4.584235%	13
07/16/21	0	0.00	0	0.00	3	48,810,499.37	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.630741%	4.584401%	14
06/17/21	0	0.00	0	0.00	3	48,912,844.58	0	0.00	0	0.00	0	0.00	0	0.00	2	12,729,084.93	4.630918%	4.584574%	15
05/17/21	0	0.00	0	0.00	3	49,007,994.77	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.632285%	4.586342%	16
04/16/21	0	0.00	0	0.00	3	49,109,522.45	0	0.00	0	0.00	0	0.00	1	78,837.14	0	0.00	4.632456%	4.564256%	17
03/17/21	1	58,984,205.61	0	0.00	3	49,203,831.50	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.632589%	4.564396%	18
02/18/21	1	6,741,050.09	1	21,762,389.98	3	86,655,079.90	0	0.00	0	0.00	0	0.00	1	315,348.58	0	0.00	4.632775%	4.564581%	19
01/15/21	2	28,565,550.77	1	59,193,390.68	2	27,607,713.62	0	0.00	0	0.00	1	41,074,272.69	0	0.00	0	0.00	4.632823%	4.572838%	20
12/17/20	1	6,782,205.02	0	0.00	3	86,946,557.30	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.632980%	4.572997%	21
Note: Foreclosure and REO Totals are included in the delinquencies aging categories.

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Delinquency Loan Detail

		Paid		Mortgage			Outstanding		Servicing	Resolution
		Through	Months	Loan	Current P&I	Outstanding P&I	Servicer	Actual Principal	Transfer	Strategy	Bankruptcy	Foreclosure
Pros ID	Loan ID	Date	Delinquent	Status¹ Advances		Advances	Advances	Balance	Date	Code²	Date	Date	REO Date
13	487100013	03/01/21	7	6	122,407.48	999,830.30	1,168,316.16	21,712,245.98	01/28/21	7			10/05/21
15	1238908	04/10/20	18	6	41,728.16	1,559,186.77	1,434,806.19	18,066,097.22	05/22/20	98
31	1239035	03/10/20	19	6	60,622.97	1,213,144.86	349,465.52	10,033,280.42	06/19/20	1
Totals					224,758.60	3,772,161.93	2,952,587.87	49,811,623.62
1 Mortgage Loan Status							2 Resolution Strategy Code
A - Payment Not Received But Still in Grace Period 0 - Current					4 - Performing Matured Balloon		1 - Modification		6 - DPO		10 - Deed in Lieu of Foreclosures
B - Late Payment But Less Than 30 days			1 - 30-59 Days Delinquent		5 - Non Performing Matured Balloon		2 - Foreclosure		7 - REO		11- Full Payoff
Delinquent							3 - Bankruptcy		8 - Resolved		12 - Reps and Warranties
			2 - 60-89 Days Delinquent		6 - 121+ Days Delinquent
							4 - Extension		9 - Pending Return to Master Servicer		13 -	TBD
3 - 90-120 Days Delinquent
							5 - Note Sale		98 - Other

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				Collateral Stratification and Historical Detail
Maturity Dates and Loan Status¹

		Total	Performing	Non-Performing	REO/Foreclosure

Past Maturity		0	0	0		0
0 - 6 Months		0	0	0		0
7 - 12 Months		609,238,365	578,245,144	9,629,144		21,364,077
13 - 24 Months		0	0	0		0
25 - 36 Months		17,424,029	0	17,424,029		0
37 - 48 Months		0	0	0		0
49 - 60 Months		0	0	0		0
> 60 Months		0	0	0		0

Historical Delinquency Information

	Total	Current	30-59 Days	60-89 Days	90+ Days	REO/Foreclosure

Nov-21	626,662,394	578,245,144	0	0	27,053,173	21,364,077
Oct-21	627,837,157	579,322,638	0	0	27,107,355	21,407,165
Sep-21	633,216,846	584,598,756	0	0	48,618,090	0
Aug-21	643,906,061	595,191,560	0	0	48,714,501	0
Jul-21	645,099,291	596,288,791	0	0	48,810,499	0
Jun-21	646,355,384	597,442,540	0	0	48,912,845	0
May-21	660,296,899	611,288,905	0	0	49,007,995	0
Apr-21	661,571,933	612,462,411	0	0	49,109,522	0
Mar-21	662,850,671	554,662,634	58,984,206	0	49,203,832	0
Feb-21	664,255,784	549,097,264	6,741,050	21,762,390	86,655,080	0
Jan-21	665,759,295	550,392,640	28,565,551	59,193,391	27,607,714	0
Dec-20	666,942,648	573,213,885	6,782,205	0	86,946,557	0
(1) Maturity dates used in this chart are based on the dates provided by the Master Servicer in the Loan Periodic File.

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			Specially Serviced Loan Detail - Part 1
		Ending Scheduled				Net Operating				Remaining
Pros ID	Loan ID	Balance	Actual Balance	Appraisal Value	Appraisal Date	Income	DSCR	DSCR Date	Maturity Date	Amort Term
13	487100013	21,364,076.99	21,712,245.98	23,000,000.00	03/31/21	2,095,137.95	1.34720	09/30/20	09/01/22	250
15	1238908	17,424,028.52	18,066,097.22	5,650,000.00	07/06/21	1,636,322.00	1.17800	09/30/20	12/31/23	248
31	1239035	9,629,144.42	10,033,280.42	13,400,000.00	08/04/20	2,133,538.68	2.90710	03/31/20	09/10/22	249
Totals		48,417,249.93	49,811,623.62	42,050,000.00		5,864,998.63

© Copyright 2021 Computershare. All rights reserved. Confidential.										Page 22 of 28

Specially Serviced Loan Detail - Part 2

Servicing
		Property		Transfer	Resolution
Pros ID	Loan ID	Type¹	State	Date	Strategy Code²		Special Servicing Comments
13	487100013	OF	IL	01/28/21	7

REO Title Date: 10/5/21. Collateral (252,857 sf) is the leasehold interest of a 35-story, historical office tower located in downtown Chicago constructed in 1928 with a major renovation in 2010. The Property has seen a significant drop in occupancy from 97% in 2018 to 77% currently. Additionally, there is a significant amount of tenants that have upcoming lease expirations, many of which have indicated that they will not be renewing or are likely not to renew. Crossed with or is a Companion Loan to: N/A. Deferred Maintenance/Repair Issues: PM is reviewing the status of the building. Roof survey has been ordered. Leasing Summary: No leases have been entered into to date. Currently negotiating with a new tenant for an 1,800 SF suite. Marketing Summary: Property is not currently listed for sale.

15	1238908	RT	NY	05/22/20	98

The loan transferred to the Special Servicer on 5/22/20. The collateral for the loan is a standalone retail building in the SoHo neighborhood of NYC, 100% leased to Aldo at origination. The tenant filed Ch. 15 on 5/7/20 and has rejected the lease

At the subject property. Lender will dual track foreclosure with workout alternatives.

31	1239035	RT	CA	06/19/20	1

Loan transferred to the Special Servicer on 6/19/2020 for Delinquent Payments. The loan is currently 60+ days past due, with a next payment date of 4/10/2020. This Loan is secured by an 8,149 sf, 3-story, single-tenant, retail building located in

San Francisco, California. The Property is currently 100% leased to Vijaya Properties, LLC (dba Have a heart Compassion Care); however, tenant has not been paying rent since April 2020 due to the pandemic and it being unable to finish buildout of the space. As of 4/21/2021, the Tenant is still not in occupancy and the Property is currently being marketed for lease. Foreclosure was filed on 4/7/2021. Lender is continuing discussions with the Borrower about potential workout scenarios while dual tr acking legal remedies.

1 Property Type Codes						2 Resolution Strategy Code
HC - Health Care		MU - Mixed Use			WH - Warehouse	1 - Modification	6 - DPO	10 - Deed in Lieu of Foreclosures
MF - Multi-Family		SS - Self Storage			LO - Lodging	2 - Foreclosure	7 - REO	11- Full Payoff
RT - Retail		SF - Single Family Rental			98 - Other	3 - Bankruptcy	8 - Resolved	12 - Reps and Warranties
IN - Industrial		OF - Office			MH - Mobile Home Park	4 - Extension	9 - Pending Return to Master Servicer	13 - TBD
SE - Securities		CH - Cooperative Housing			ZZ - Missing Information/Undefined	5 - Note Sale	98 - Other

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Modified Loan Detail

		Pre-Modification		Post-Modification				Modification	Modification
						Modification	Modification Booking	Closing	Effective
		Balance	Rate	Balance	Rate
Pros ID	Loan Number					Code¹	Date	Date	Date
5	487100005	0.00	4.40000%	0.00	4.40000%	8	06/29/20	05/01/20	06/29/20
Totals		0.00		0.00
1 Modification Codes
1 - Maturity Date Extension		5 - Temporary Rate Reduction	8 - Other
2 - Amortization Change		6 - Capitalization on Interest	9 - Combination
3 - Principal Write-Off		7 - Capitalization on Taxes	10 - Forbearance

Note: Please refer to Servicer Reports for modification comments.

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				Historical Liquidated Loan Detail

		Loan		Gross Sales					Current		Loss to Loan	Percent of
		Beginning	Most Recent	Proceeds or	Fees,	Net Proceeds	Net Proceeds		Period	Cumulative	with	Original
	Loan	Scheduled	Appraised	Other	Advances,	Received on	Available for	Realized Loss	Adjustment to	Adjustment to	Cumulative	Loan
Pros ID¹	Number Dist.Date	Balance	Value or BPO	Proceeds	and Expenses	Liquidation	Distribution	to Loan	Loan	Loan	Adjustment	Balance
16	1238909 10/17/16	17,256,823.56	26,600,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%
Current Period Totals		0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Cumulative Totals		17,256,823.56	26,600,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00

Note: Fees, Advances and Expenses also include outstanding P & I advances and unpaid fees (servicing, trustee, etc.).

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				Historical Bond / Collateral Loss Reconciliation Detail
			Certificate	Reimb of Prior
			Interest Paid	Realized Losses		Loss Covered by					Total Loss
			from Collateral	from Collateral	Aggregate	Credit	Loss Applied to	Loss Applied to	Non-Cash	Realized Losses	Applied to
	Loan	Distribution	Principal	Interest	Realized Loss to	Support/Deal	Certificate	Certificate	Principal	from	Certificate
Pros ID	Number	Date	Collections	Collections	Loan	Structure	Interest Payment	Balance	Adjustment	NRA/WODRA	Balance
16	1238909	10/25/16	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Current Period Totals			0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Cumulative Totals			0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00

© Copyright 2021 Computershare. All rights reserved. Confidential.											Page 26 of 28

				Interest Shortfall Detail - Collateral Level

			Special Servicing Fees									Modified
		Deferred						Non-		Reimbursement of	Other	Interest
	Interest	Interest						Recoverable	Interest on	Advances from	Shortfalls /	Reduction /
Pros ID	Adjustments	Collected	Monthly	Liquidation	Work Out	ASER	PPIS / (PPIE)	Interest	Advances	Interest	(Refunds)	(Excess)
4	0.00	0.00	0.00	0.00	3,078.24	0.00	0.00	0.00	0.00	0.00	0.00	0.00
13	0.00	0.00	4,608.49	0.00	0.00	6,505.52	0.00	0.00	0.00	0.00	0.00	0.00
15	0.00	0.00	3,758.29	0.00	0.00	73,662.50	0.00	0.00	0.00	0.00	0.00	0.00
31	0.00	0.00	2,077.32	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Total	0.00	0.00	10,444.10	0.00	3,078.24	80,168.02	0.00	0.00	0.00	0.00	0.00	0.00
Note: Interest Adjustments listed for each loan do not include amounts that were used to adjust the Weighted Average Net Rate of the mortgage loans.									Collateral Shortfall Total		93,690.36

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Supplemental Notes
None

© Copyright 2021 Computershare. All rights reserved. Confidential.		Page 28 of 28